Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 439,739,354.48
Previously Paid Amount	0.00
Total Fee Amount	60,728.02
Total Offset Amount	0.00
Net Fee	$ 60,728.02